7. Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Inventory [Abstract]
Schedule of inventory

Inventories are presented at the average acquisition cost. A loss is recognized to adjust the cost of Handsets and accessories to the net realizable value (selling price), when this value is less than the average acquisition cost.

	2020	2019

Total Inventories	246,602	203,278

Inventories	257,477	214,889
Cell phones and tablets	186,961	146,295
Accessories and prepaid cards	55,558	61,436
TIM chips	14,958	7,158

Losses on adjustment to realizable value	(10,875)	(11,611)